As filed with the Securities and Exchange Commission on May 29, 2001
                                               Securities Act File No. 333-51166
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1                      [X]


                         PILGRIM GNMA INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE


     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on February 1, 2001 (SEC File No.
333-51166), and the definitive Statement of Additional Information filed on EDGAR on February 1, 2001 (SEC File No. 333-51166).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article Seventh of the Articles of Incorporation provides to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by Maryland General Corporation Law. No provision of the Articles of Incorporation shall be effective to require a waiver of compliance with any provision of the Securities Act of 1933, or of the Investment Company Act of 1940, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)(A) Form of Amended and Restated Articles of Incorporation - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (B) Form of Articles Supplementary designating Classes A, B, C and Q - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (C) Form of Amendment to Articles of Incorporation Re-designating Shares of Common Stock as Class A -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein

   (D) Form of Amendment to Articles of Incorporation Increasing Number of Shares Issuable -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein

   (E) Form of Articles Supplementary Designating Classes B, C and Q -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein

   (F) Form of Articles Supplementary designating Classes M and T -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein

(2) Form of Bylaws - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

(3)      Not Applicable

(4) Form of Agreement and Plan of Reorganization between the Pilgrim Government Securities Income Fund, Inc. and the Pilgrim GNMA Income
         Fund, Inc. -- Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 4, 2000, and incorporated by reference herein.

(5) The rights of holders of the securities being registered are set out in Exhibits (1) and (2) above.

(6)(A) Form of Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (B) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein.

(7) Form of Underwriting Agreement between Registrant and ING Pilgrim Securities, Inc. -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein.

(8)      Not Applicable

(9)(A) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (B) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

(10)(A) Rule 12b-1 Distribution Plan and Agreement with respect to Class A Shares - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (B) Rule 12b-1 Distribution Plan and Agreement with respect to Class B Shares - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (C) Rule 12b-1 Distribution Plan and Agreement with respect to Class C Shares - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (D) Rule 12b-1 Distribution Plan and Agreement with respect to Class M Shares -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein.

   (E) Rule 12b-1 Distribution Plan and Agreement with respect to Class T Shares -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein.

   (F) Rule 12b-1 Distribution Plan and Agreement with respect to Class Q Shares - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (G) Form of Multiple Class Plan Adopted Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on July 26, 2000, and incorporated herein by reference.

   (H) Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 -- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated by reference herein.

(11) Form of Opinion and Consent of Counsel -- Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 4, 2000, and incorporated by reference herein.

(12)(A) Opinion of Counsel supporting tax matters and consequences filed herewith.

    (B)  Consent of Counsel

(13)     Not Applicable

(14) Consent of KPMG LLP -- Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 4, 2000, and incorporated by reference herein.

(15)     Not Applicable

(16) Powers of Attorney -- Filed with Registrant's Form N-14 Registration Statement on December 4, 2000, and incorporated by reference herein.

(17)     Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 29th day of May, 2001.

                                    PILGRIM GNMA INCOME FUND, INC.


                                    By: /s/ Kimberly A. Anderson
                                       ----------------------------------
                                       Kimberly A. Anderson
                                       Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                       Title                          Date
       ---------                       -----                          ----


-----------------------------    Trustee and Chairman               May 29, 2001
John G. Turner*

/s/ James M. Hennessy
-----------------------------    President and Chief                May 29, 2001
James M. Hennessy                Executive Officer


-----------------------------    Senior Vice President and
Michael J. Roland*               Principal Financial Officer        May 29, 2001


-----------------------------    Trustee                            May 29, 2001
Paul S. Doherty*


-----------------------------    Trustee                            May 29, 2001
Alan L. Gosule*


-----------------------------    Trustee                            May 29, 2001
Walter H. May, Jr.*


-----------------------------    Trustee                            May 29, 2001
Thomas J. McInerney

-----------------------------    Trustee                            May 29, 2001
Jock Patton*


-----------------------------    Trustee                            May 29, 2001
David W.C. Putnam*


-----------------------------    Trustee                            May 29, 2001
Blaine E. Rieke


-----------------------------    Trustee                            May 29, 2001
Richard A. Wedemeyer


* By: /s/ James M. Hennessy
     ------------------------------
     James M. Hennessy
     Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on December 4, 2000.

                                 EXHIBIT INDEX

    (12)(A)   Opinion of Counsel supporting tax matters and consequences

        (B)   Consent of Counsel